Fair Value Of Financial Instruments (Quantitative Information Regarding Significant Unobservable Inputs And Assumptions) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trading Assets And Private Equity Investments [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	¥ 640,000,000,000		¥ 707,000,000,000		¥ 872,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	125,000,000,000		121,000,000,000		164,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	20.00%
Credit Spreads	6.50%
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	30.00%
Credit Spreads	7.50%
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | MarketMultiples [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	20.00%
PE Ratios	12.2
Price/Book Ratios	1.7
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCM [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	5.20%
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCM [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	6.50%
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	202,000,000,000		289,000,000,000		325,000,000,000
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	6.80%
Liquidity discounts	0.00%
Growth Rates	0.00%
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	12.00%
Liquidity discounts	30.00%
Growth Rates	2.00%
Operating Margins	23.00%
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | MarketMultiples [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	0.00%
Price/Book Ratios	0.5
EV/EBITDA Ratios	4.3
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | MarketMultiples [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	50.00%
PE Ratios	12.9
Price/Book Ratios	0.7
EV/EBITDA Ratios	12.6
Price Embedded Values	0.5
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	10,000,000,000				0
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.10%
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	37,000,000,000		23,000,000,000		22,000,000,000
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.60%
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	17.00%
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	62,000,000,000		51,000,000,000		131,000,000,000
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.40%
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	25.60%
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	8,000,000,000		28,000,000,000		27,000,000,000
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	3.00%
Prepayment Rates	0.00%
Default Probabilities	0.00%
Loss Severities	0.00%
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	24.50%
Prepayment Rates	25.00%
Default Probabilities	60.00%
Loss Severities	50.00%
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	5,000,000,000		3,000,000,000		4,000,000,000
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	1.60%
Prepayment Rates	1.00%
Default Probabilities	2.00%
Loss Severities	20.00%
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	30.00%
Prepayment Rates	5.00%
Default Probabilities	4.00%
Loss Severities	40.00%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	91,000,000,000		128,000,000,000		117,000,000,000
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	4.00%
Default Probabilities	24.00%
Loss Severities	80.00%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	15.00%
Default Probabilities	65.00%
Loss Severities	100.00%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCM [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	6.70%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCM [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	11.40%
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	20,000,000,000		34,000,000,000		43,000,000,000
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	12.00%
Prepayment Rates	0.00%
Default Probabilities	1.50%
Loss Severities	30.00%
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	30.00%
Prepayment Rates	15.00%
Default Probabilities	3.00%
Loss Severities	60.00%
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	9,000,000,000		10,000,000,000		10,000,000,000
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.00%
Correlations	0.50
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	13.60%
Correlations	0.70
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	14,000,000,000	[1]	28,000,000,000	[1]	32,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Option Models [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	(0.95)
Dividend Yield	0.10%
Volatilities	12.10%
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Option Models [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	0.94
Dividend Yield	13.50%
Volatilities	65.10%
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	(39,000,000,000)	[1]	11,000,000,000	[1]	9,000,000,000	[1]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	(0.55)
Volatilities	5.50%
Interest Rates	0.80%
Forward FX Rates	53.2
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	1.00
Volatilities	121.00%
Interest Rates	4.70%
Forward FX Rates	105.4
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	(11,000,000,000)	[1]	(55,000,000,000)	[1]	(58,000,000,000)	[1]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.013%
Recovery Rates	5.00%
Correlations	0.11
Volatilities	10.00%
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	19.124%
Recovery Rates	52.00%
Correlations	1.00
Volatilities	75.00%
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	18,000,000,000	[1]	2,000,000,000	[1]	(2,000,000,000)	[1]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Forward FX Rates	2.5
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Forward FX Rates	11,052.0
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Option Models [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatilities	10.00%
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Option Models [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatilities	18.50%
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	11,000,000,000		11,000,000,000		10,000,000,000
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	3.00%
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	15.00%
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	6,000,000,000		0
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.60%
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	2.00%
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	72,000,000,000		25,000,000,000
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	6.80%	[2]
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	9.30%	[2]
Growth Rates	0.00%	[2]
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member] | MarketMultiples [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	25.00%	[2]
PE Ratios	12.9	[2]
Price/Book Ratios	0.5	[2]
Trading Assets And Private Equity Investments [Member] | Long Term Debt [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	22.00%
Default Probabilities	2.00%
Loss Severities	30.00%
Correlations	(0.76)
Volatilities	5.50%
Trading Assets And Private Equity Investments [Member] | Long Term Debt [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	67.00%
Prepayment Rates	15.00%
Default Probabilities	6.00%
Loss Severities	60.00%
Correlations	1.00
Volatilities	118.50%
Trading Liabilities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liabilities measured at fair value	(12,000,000,000)		146,000,000,000		(118,000,000,000)
Trading Liabilities [Member] | Equity Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liabilities measured at fair value	0				0
Trading Liabilities [Member] | Long Term Debt [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liabilities measured at fair value	¥ (13,000,000,000)		¥ 144,000,000,000		¥ (127,000,000,000)

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Valuation technique(s) and unobservable inputs represent those of non-trading equity securities which are reported in Other assets.